Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

March 1, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549- 10910

Re:	Westcore Trust (the “Registrant”) (File Nos. 002-75677 and 811-03373)
Form N-1A Post-Effective Amendment No. 88 (1933 Act)

Dear Sir or Madam:

An electronic (EDGAR) filing is hereby made pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Registrant, an open-end management investment company.  This filing includes Post-Effective Amendment No. 88 to the Registrant’s 1933 Act Registration Statement on Form N-1A and Amendment No. 89 to its 1940 Act Registration Statement (the “Amendment”).

The primary purposes of the Amendment are to: (i) rename the Westcore Blue Chip Dividend Fund the "Westcore Global Large-Cap Dividend Fund"; (ii) make certain changes to, inter alia, the principal investment strategies and principal investment risks of the Westcore Blue Chip Dividend Fund; (iii) add Institutional Class Shares to the Westcore Mid-Cap Value Dividend Fund, Westcore International Small-Cap Fund, and Westcore Colorado Tax-Exempt Fund; (iv) update financial information; and (v) make updates and other non-material changes to the Registrant’s prospectus and statement of additional information.

Please address any comments or questions to the undersigned at (720) 947-5968.

Sincerely,

/s/ Richard C. Noyes
Richard C. Noyes
Secretary

cc:  Peter H. Schwartz, Davis Graham & Stubbs LLP